Condensed Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended	50 Months Ended
	Sep. 30, 2011	Sep. 30, 2011
Statement Of Cash Flows [Abstract]
Convertible note payable that was converted into common stock shares	$ 50,000	$ 50,000
Shares of common stock shares that notes payable were converted into	500,000
Conversion rate of convertible notes payable into common stock shares	$ 0.01	$ 0.01
Interest expense from beneficial conversion feature	$ 50,000	$ (50,000)